INCOME TAX - ADDITIONAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in valuation allowance	$ 1,649,000	$ 2,924,000	$ 1,731,000
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Change in valuation allowance	$ 1,012,325	$ 153,773